Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.4%
Aerospace & Defense — 4.3%
Karman Holdings, Inc.*	6,721	$485,256
Loar Holdings, Inc.*	19,046	1,523,680
Moog, Inc., Class A	4,233	879,067
		2,888,003
Apparel — 4.6%
Birkenstock Holding PLC*	22,462	1,016,405
Deckers Outdoor Corp.*	4,964	503,201
On Holding AG, Class A*	12,911	546,781
Tapestry, Inc.	4,797	543,116
Wolverine World Wide, Inc.	18,113	497,021
		3,106,524
Biotechnology — 6.7%
Bridgebio Pharma, Inc.*	10,388	539,553
CG oncology, Inc.*	5,464	220,090
Insmed, Inc.*	9,059	1,304,587
Ionis Pharmaceuticals, Inc.*	13,798	902,665
Ligand Pharmaceuticals, Inc.*	1,404	248,704
Revolution Medicines, Inc.*	10,950	511,365
Roivant Sciences Ltd.*	50,599	765,563
		4,492,527
Building Materials — 1.7%
SPX Technologies, Inc.*	5,979	1,116,758
Commercial Services — 0.7%
Toast, Inc., Class A*	13,270	484,488
Computers — 4.5%
Netskope, Inc., Class A*	10,720	243,666
Parsons Corp.*	10,761	892,302
Rubrik, Inc., Class A*	8,313	683,744
SailPoint, Inc.*	19,483	430,185
Varonis Systems, Inc.*	13,699	787,281
		3,037,178
Distribution & Wholesale — 0.9%
Watsco, Inc.	1,465	592,300
Diversified Financial Services — 5.1%
Houlihan Lokey, Inc.	5,648	1,159,647
Jefferies Financial Group, Inc.	22,281	1,457,623
Piper Sandler Cos.	2,409	835,899
		3,453,169
Electronics — 4.7%
Advanced Energy Industries, Inc.	2,248	382,475
Badger Meter, Inc.	4,330	773,251
Coherent Corp.*	4,972	535,584
Hubbell, Inc.	2,292	986,270
Mirion Technologies, Inc.*	21,546	501,160
		3,178,740
Energy-Alternate Sources — 0.6%
NEXTracker, Inc., Class A*	5,705	422,113
Engineering & Construction — 1.9%
EMCOR Group, Inc.	1,326	861,290
	Number of Shares	Value†

Engineering & Construction — (continued)
MYR Group, Inc.*	2,042	$424,797
		1,286,087
Entertainment — 0.5%
Sportradar Group AG, Class A*	11,404	306,768
Environmental Control — 1.5%
Casella Waste Systems, Inc., Class A*	10,723	1,017,398
Hand & Machine Tools — 0.9%
Lincoln Electric Holdings, Inc.	2,601	613,394
Healthcare Products — 7.4%
Bio-Techne Corp.	11,081	616,436
Globus Medical, Inc., Class A*	13,755	787,749
Guardant Health, Inc.*	8,687	542,764
Merit Medical Systems, Inc.*	13,493	1,123,022
Natera, Inc.*	7,321	1,178,461
Penumbra, Inc.*	2,787	706,003
		4,954,435
Healthcare Services — 3.4%
Encompass Health Corp.	4,107	521,671
RadNet, Inc.*	12,600	960,246
The Ensign Group, Inc.	4,506	778,502
		2,260,419
Home Builders — 0.7%
Toll Brothers, Inc.	3,394	468,847
Home Furnishings — 0.7%
SharkNinja, Inc.*	4,690	483,774
Insurance — 2.1%
Equitable Holdings, Inc.	17,650	896,267
Kinsale Capital Group, Inc.	1,252	532,426
		1,428,693
Internet — 0.6%
Magnite, Inc.*	18,042	392,955
Leisure Time — 3.6%
Amer Sports, Inc.*	13,101	455,260
Life Time Group Holdings, Inc.*	19,799	546,452
Planet Fitness, Inc., Class A*	8,758	909,080
Viking Holdings Ltd.*	8,330	517,793
		2,428,585
Lodging — 0.9%
Hyatt Hotels Corp., Class A	4,241	601,925
Machinery — Diversified — 6.6%
Applied Industrial Technologies, Inc.	1,978	516,357
Crane Co.	4,676	861,039
CSW Industrials, Inc.	1,748	424,327
Esab Corp.	9,268	1,035,606
IDEX Corp.	3,975	646,971
Nordson Corp.	4,222	958,183
		4,442,483

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Metal Fabricate/Hardware — 2.0%
RBC Bearings, Inc.*	3,384	$1,320,741
Miscellaneous Manufacturing — 3.1%
Enpro, Inc.	1,653	373,578
Fabrinet*	2,611	952,023
Federal Signal Corp.	6,170	734,168
		2,059,769
Pharmaceuticals — 3.0%
Ascendis Pharma A/S, ADR*	2,222	441,756
Madrigal Pharmaceuticals, Inc.*	1,269	582,040
Neurocrine Biosciences, Inc.*	5,167	725,343
Rhythm Pharmaceuticals, Inc.*	2,974	300,344
		2,049,483
Retail — 6.4%
BJ's Wholesale Club Holdings, Inc.*	4,960	462,520
Brinker International, Inc.*	4,966	629,093
Casey's General Stores, Inc.	756	427,382
Dick's Sporting Goods, Inc.	2,746	610,216
Dutch Bros, Inc., Class A*	12,934	676,966
Ollie's Bargain Outlet Holdings, Inc.*	4,431	568,940
Texas Roadhouse, Inc.	5,840	970,316
		4,345,433
Semiconductors — 7.1%
Astera Labs, Inc.*	6,038	1,182,241
Lattice Semiconductor Corp.*	18,062	1,324,306
MACOM Technology Solutions Holdings, Inc.*	7,362	916,495
Rambus, Inc.*	6,611	688,866
Teradyne, Inc.	4,944	680,492
		4,792,400
Software — 9.5%
Dynatrace, Inc.*	16,742	811,150
Guidewire Software, Inc.*	5,421	1,246,071
IonQ, Inc.*	4,957	304,855
Klaviyo, Inc., Class A*	21,443	593,757
Manhattan Associates, Inc.*	5,371	1,100,947
Monday.com Ltd.*	3,220	623,682
Nutanix, Inc., Class A*	9,058	673,825
ServiceTitan, Inc., Class A*	4,144	417,839
Waystar Holding Corp.*	16,417	622,533
		6,394,659
Telecommunications — 1.8%
Credo Technology Group Holding Ltd.*	8,137	1,184,829
Transportation — 0.9%
Saia, Inc.*	2,118	634,044
TOTAL COMMON STOCKS (Cost $59,033,699)		66,238,921
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $1,114,250)	1,114,250	$1,114,250
TOTAL INVESTMENTS — 100.0% (Cost $60,147,949)		$67,353,171
Other Assets & Liabilities — (0.0)%		(19,904)
TOTAL NET ASSETS — 100.0%		$67,333,267

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 9/30/2025††
United States	93%
United Kingdom	1
Thailand	1
Switzerland	1
Israel	1
Bermuda	1
Finland	1
Denmark	1
Total	100%
††	% of total investments as of September 30, 2025.

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